Share Capital - Schedule of Fair Value of Underwriters Warrants (Details) - Option Pricing Model [Member]	12 Months Ended
Oct. 31, 2024
Schedule of Fair Value of Underwriters Warrants [Line Items]
Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150.00%